Derivative financial liabilities (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 13, 2021	Feb. 24, 2021	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Stock warrant issued	1,018,519	891,089
Common shares, exercise price	$ 14.1	$ 33
Prior period from date of issuance	3 years 6 months	3 years 6 months
Cash proceeds			$ 43,767
Derivative Stock Warrants [Member]
Disclosure of fair value measurement of liabilities [line items]
Class of warrants or rights outstanding			1,909,608
Derivative Stock Warrants [Member] | Bottom of range [member]
Disclosure of fair value measurement of liabilities [line items]
Class of warrants or rights month of expiry			2024-08
Derivative Stock Warrants [Member] | Top of range [member]
Disclosure of fair value measurement of liabilities [line items]
Class of warrants or rights month of expiry			2025-06